John Hancock Global Climate Action Fund Expense Example - Class I [Member] - John Hancock Global Climate Action Fund - Class I	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	616
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	$ 2,653